Cover	12 Months Ended
Sep. 27, 2025
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	INGLES MARKETS, INCORPORATED
Entity Central Index Key	0000050493